Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Management fees to related party				$ 4,300	$ 4,760
Related party purchases	1,172	3,124	10,292	3,668	610
IBP Holding Company [Member]
Related Party Transaction [Line Items]
Receivable from IBP Holding Company	600		600	600
Edwards Employee Benefits Trust [Member]
Related Party Transaction [Line Items]
Related party prepaid expense			0	396
New Supplier Relationship [Member]
Related Party Transaction [Line Items]
Related party purchases	$ 1,089	$ 3,085	$ 10,126	$ 743